Stock Option and RSU Activity (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Decrease in exercise price resulting from dividend declaration	3.64
Exercise Price of Options where exercise price was not reduced by the dividend	$ 4.50